Other Current Assets	6 Months Ended	12 Months Ended
	Sep. 30, 2013	Mar. 31, 2013
Other Current Assets
Other Current Assets

Note 5 — Other Current Assets

As of September 30, 2013 and March 31, 2013, our other current assets related to items such as insurance premiums, service contracts, rental agreements, property deposits and various other operating pre-payments.

	September 30, 2013 (thousands)	March 31, 2013 (thousands)
	(unaudited)
Prepaid insurance & rent	$281	$276
Land purchase option	—	500
Other	40	395
Total other current assets	$321	$1,171

Note 4—Other Current Assets

In the normal course of business, the Company pays in advance for goods and/or services to be received in the future.  As of March 31, 2013, our prepaid balances related to items such as insurance premiums, service contracts, rental agreements and various other operating pre-payments.  The SK Land Holdings Option was acquired on August 1, 2012 as part of The Karlsson Group Acquisition and represents the estimated fair value of the land option acquired as part of this acquisition.

As we expect to receive benefits from these payments within the next 12 months, they have been reflected as current assets on the balance sheet.

	March 31, 2013	March 31, 2012
	(thousands)	(thousands)
Prepaid insurance & rent	$276	$223
Other	389	605
SK Land Holdings Option	500	—
Total other current assets	$1,165	$828